DIRECTOR'S REMUNERATION	12 Months Ended
Dec. 31, 2021
DIRECTOR'S REMUNERATION
DIRECTOR'S REMUNERATION

11.DIRECTORS’ REMUNERATION

	2021	2020
	£’000	£’000
Director’s remuneration for qualifying services	856	532
Senior management loss of office	132	—
Share based payments expense	431	20
Total remuneration for directors and key management	1,416	552

The amounts above are remunerated through both salaries (of which, some are included in 10) and through service companies (as disclosed in note 31). The highest paid director during the year was Peter Wall, earning £455,000, (2020 - £251,000)